RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2025
Related Party [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
In the normal course of operations, the company entered into the transactions below with related parties. The ultimate parent of the company is Brookfield Corporation. Other related parties of the company represent Brookfield Corporation’s subsidiaries, affiliates, and operating entities.
Pursuant to the Master Services Agreement, on a quarterly basis, the Service Recipients pay a base management fee, referred to as the Base Management Fee, to Service Providers, equal to 0.3125% per quarter (1.25% annually) of the total capitalization of Brookfield Business Partners. For purposes of calculating the Base Management Fee, the total capitalization of Brookfield Business Partners is equal to the quarterly volume-weighted average trading price of an LP Unit on the principal stock exchange for the LP Units (based on trading volumes) multiplied by the number of LP Units outstanding at the end of the quarter (assuming full conversion of the Redemption-Exchange Units into LP Units of Brookfield Business Partners L.P.), plus the value of securities of the other service recipients (including the exchangeable shares) that are not held by Brookfield Business Partners, plus all outstanding debt with recourse to a service recipient, less all cash held by such entities.
The company is responsible for paying its proportionate share of the total Base Management Fee in connection with the Master Services Agreement. The Base Management Fee attributable to the company for the three and six month period ended June 30, 2025 were $8 million and $15 million, respectively (June 30, 2024: $6 million and $12 million, respectively). The expense related to the services received under the Master Services Agreement has been recorded as part of general and administrative expenses in the unaudited interim condensed consolidated statements of operating results.
An integral part of the company’s strategy is to participate with institutional investors in Brookfield-sponsored private equity funds that target acquisitions that suit the company’s investment mandate. In the normal course of business, the group and institutional investors have made commitments to Brookfield-sponsored private equity funds, and in connection therewith, the group, together with institutional investors, has access to short-term financing using the private equity funds’ credit facilities to facilitate investments that Brookfield has determined to be in the group’s best interests.
In addition, Brookfield has entered into indemnity agreements with the company related to certain construction projects in the Middle East region that were in place prior to the creation of Brookfield Business Partners. Under these indemnity agreements, Brookfield has agreed to indemnify or refund the company, as appropriate, for the receipt of payments relating to such projects.
Brookfield entered into a commitment agreement with the partnership in 2022 to subscribe for up to $1.5 billion of perpetual preferred equity securities of subsidiaries of the partnership (including subsidiaries of the company). Brookfield will have the right to cause the company or Brookfield Business Partners to redeem the preferred securities at par plus accrued and unpaid dividends to the extent of any net proceeds received by the company or Brookfield Business Partners from the issuance of equity, incurrence of indebtedness or sale of assets. Brookfield has the right to waive its redemption option. As at June 30, 2025, the amount subscribed from the company was $nil (December 31, 2024: $nil) and the amount subscribed from Brookfield Business Partners was $725 million (December 31, 2024: $725 million) with an annual dividend of 7%. The remaining capacity available on the commitment agreement with Brookfield is $25 million.
The company has entered into two credit agreements with Brookfield Business Partners, one as borrower and one as lender, each providing for a ten-year revolving $1 billion credit facility, maturing on March 15, 2032 (unless terminated by the lender in accordance with the agreement after the fifth anniversary), to facilitate the movement of cash within the group. The credit agreement under which the company is the borrower permits it to borrow up to $1 billion from Brookfield Business Partners, and the other permits Brookfield Business Partners to borrow up to $1 billion from the company. Each credit facility contemplates a deposit arrangement pursuant to which the lender thereunder would, with the consent of the borrower, deposit funds on a demand basis to such borrower’s account at a reduced rate of interest. As at June 30, 2025, the net amount outstanding on deposit is $524 million payable to Brookfield Business Partners included in accounts payable and other (December 31, 2024: $470 million payable to Brookfield Business Partners).
Brookfield Business Partners provided the company an equity commitment in the amount of $2 billion. The equity commitment may be called by the company in exchange for the issuance of a number of class C shares or preferred shares, as the case may be, to Brookfield Business Partners, corresponding to the amount of the equity commitment called divided (i) in the case of a subscription for class C shares, by the volume-weighted average of the trading price for one exchangeable share on the principal stock exchange on which the exchangeable shares are listed for the five (5) days immediately preceding the date of the call, and (ii) in the case of a subscription for preferred shares, by $25.00 per share. The equity commitment will be available in minimum amounts of $10 million and the amount available under the equity commitment will be reduced permanently by the amount so called. Before funds may be called on the equity commitment, a number of conditions precedent must be met, including that Brookfield Business Partners continues to control the company and has the ability to elect a majority of the Board of Directors.
From time to time, Brookfield may place funds on deposit with Brookfield Business Partners and the company, on terms approved by the independent directors of the company. Interest earned or incurred on such deposits is at market terms. As at June 30, 2025, the deposit from Brookfield was $nil (December 31, 2024: $nil) and the company incurred interest expense of $nil for the three and six months ended June 30, 2025 on these deposits (June 30, 2024: $nil).
A wholly-owned subsidiary of the company fully and unconditionally guaranteed the obligations of Brookfield Business Partners under Brookfield Business Partners’ $2.35 billion bilateral credit facilities with global banks and its $1 billion revolving acquisition credit facility with Brookfield.
As at June 30, 2025, the company had a loan receivable of $1.1 billion from Brookfield Business Partners in connection with the proceeds received from the disposition of the company’s nuclear technology services operation in 2023. The loan receivable is non-interest bearing and is due on demand and included in accounts and other receivable, net.
The following table summarizes revenues the company has earned from transactions with related parties for the three and six month periods ended June 30, 2025 and 2024:

	Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	2025	2024	2025	2024
Revenues (1)	$47	$54	$91	$81
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(1)The company provides construction services to affiliates of Brookfield.
The following table summarizes balances with related parties as at June 30, 2025 and December 31, 2024:

(US$ MILLIONS)	June 30, 2025	December 31, 2024
Accounts and other receivable, net	$1,419	$1,431
Accounts payable and other	545	473
Non-recourse borrowings in subsidiaries of the company	39	44